UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number            811-21423

                         The Gabelli Dividend & Income Trust

(Exact name of registrant as specified in charter)

One Corporate Center

                                                 Rye, New York 10580-1422

(Address of principal executive offices) (Zip code)

Bruce N. Alpert

Gabelli Funds, LLC

One Corporate Center

                                     Rye, New York 10580-1422

(Name and address of agent for service)

Registrant’s telephone number, including area code:  1-800-422-3554

Date of fiscal year end:  December 31

Date of reporting period:  September 30, 2017

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

The Schedule(s) of Investments is attached herewith.

The Gabelli Dividend & Income Trust

Third Quarter Report — September 30, 2017

(Y)our Portfolio Management Team

Mario J. Gabelli, CFA	Christopher J. Marangi	Kevin V. Dreyer	Sarah M. Donnelly	Robert D. Leininger, CFA	Jeffrey J. Jonas, CFA
Chief Investment Officer	Co-Chief Investment Officer BA, Williams College MBA, Columbia Business School	Co-Chief Investment Officer BSE, University of Pennsylvania MBA, Columbia Business School	Portfolio Manager BS, Fordham University	Portfolio Manager BA, Amherst College MBA, Wharton School, University of Pennsylvania	Portfolio Manager BS, Boston College

To Our Shareholders,

For the quarter ended September 30, 2017, the net asset value (“NAV”) total return of The Gabelli Dividend & Income Trust (the “Fund”) was 4.7%, compared with a total return of 4.5% for the Standard & Poor’s (“S&P”) 500 Index. The total return for the Fund’s publicly traded shares was 4.2%. The Fund’s NAV per share was $24.01 while the price of the publicly traded shares closed at $22.39 on the New York Stock Exchange (“NYSE”). See below for additional performance information.

Enclosed is the schedule of investments as of September 30, 2017.

Comparative Results

Average Annual Returns through September 30, 2017 (a) (Unaudited)					Since Inception (11/28/03)

	Quarter	1 Year	5 Year	10 Year
Gabelli Dividend & Income Trust
NAV Total Return (b)	4.73%	17.43%	12.21%	6.22%	8.28%
Investment Total Return (c)	4.16	24.11	13.46	8.04	8.26
S&P 500 Index.	4.48	18.61	14.22	7.44	8.69
Dow Jones Industrial Average	5.56	25.40	13.51	7.67	8.88
Nasdaq Composite Index	6.06	23.85	17.36	10.46	10.30

(a)

Returns represent past performance and do not guarantee future results. Investment returns and the principal value of an investment will fluctuate. When shares are sold, they may be worth more or less than their original cost. Current performance may be lower or higher than the performance data presented. Visit www.gabelli.com for performance information as of the most recent month end. Performance returns for periods of less than one year are not annualized. Investors should carefully consider the investment objectives, risks, charges, and expenses of the Fund before investing. The Dow Jones Industrial Average is an unmanaged index of 30 large capitalization stocks. The S&P 500 and the Nasdaq Composite Indices are unmanaged indicators of stock market performance. Dividends are considered reinvested except for the Nasdaq Composite Index. You cannot invest directly in an index.

(b)

Total returns and average annual returns reflect changes in the NAV per share and reinvestment of distributions at NAV on the ex-dividend date and adjustment for the spin-off and are net of expenses. Since inception return is based on an initial NAV of $19.06.

(c)

Total returns and average annual returns reflect changes in closing market values on the NYSE, reinvestment of distributions and adjustment for the spin-off. Since inception return is based on an initial offering price of $20.00.

The Gabelli Dividend & Income Trust

Schedule of Investments — September 30, 2017 (Unaudited)

Shares		Market Value
	COMMON STOCKS — 97.3%
	Aerospace — 2.5%
255,731	Aerojet Rocketdyne Holdings Inc.†	$8,953,142
34,000	Kaman Corp.	1,896,520
100,500	Rockwell Automation Inc.	17,910,105
1,485,000	Rolls-Royce Holdings plc	17,650,381
65,000	The Boeing Co.	16,523,650

		62,933,798

	Agriculture — 0.0%
2,000	Bunge Ltd.	138,920

	Automotive — 0.8%
165,000	Ford Motor Co.	1,975,050
40,000	General Motors Co.	1,615,200
263,000	Navistar International Corp.†	11,590,410
80,000	PACCAR Inc.	5,787,200

		20,967,860

	Automotive: Parts and Accessories — 2.5%
12,713	Adient plc	1,067,765
207,000	Dana Inc.	5,787,720
70,000	Delphi Automotive plc	6,888,000
342,000	Genuine Parts Co.	32,712,300
6,000	Lear Corp.	1,038,480
69,200	O’Reilly Automotive Inc.†	14,903,604
17,500	Visteon Corp.†	2,165,975

		64,563,844

	Aviation: Parts and Services — 0.4%
92,000	Arconic Inc.	2,288,960
82,000	KLX Inc.†	4,340,260
21,101	Rockwell Collins Inc.	2,758,112

		9,387,332

	Broadcasting — 1.0%
24,900	CBS Corp., Cl. A, Voting	1,454,409
87,072	Entercom Communications Corp., Cl. A	996,974
15,000	Liberty Broadband Corp., Cl. C†	1,429,500
61,763	Liberty Global plc, Cl. A†	2,094,383
323,570	Liberty Global plc, Cl. C†	10,580,739
12,000	Liberty Media Corp.- Liberty SiriusXM, Cl. A†	502,800
30,000	Liberty Media Corp.- Liberty SiriusXM, Cl. C†	1,256,100
101,000	MSG Networks Inc., Cl. A†	2,141,200
110,000	Tribune Media Co., Cl. A	4,494,600

		24,950,705

	Building and Construction — 1.4%
75,000	Armstrong Flooring Inc.†	1,181,250
78,000	Fortune Brands Home & Security Inc.	5,243,940
231,050	Herc Holdings Inc.†	11,351,487
431,318	Johnson Controls International plc	17,377,802

Shares		Market Value
85,000	Layne Christensen Co.†	$1,066,750

		36,221,229

	Business Services — 2.3%
25,000	Aramark	1,015,250
105,000	Diebold Nixdorf Inc.	2,399,250
164,301	Fly Leasing Ltd., ADR†	2,303,500
5,000	Jardine Matheson Holdings Ltd.	316,800
35,000	JCDecaux SA	1,310,483
252,000	Macquarie Infrastructure Corp.	18,189,360
175,000	Mastercard Inc., Cl. A	24,710,000
45,000	Stericycle Inc.†	3,222,900
26,000	The Brink’s Co.	2,190,500
25,000	Visa Inc., Cl. A	2,631,000

		58,289,043

	Cable and Satellite — 1.4%
61,000	AMC Networks Inc., Cl. A†	3,566,670
2,445	Charter Communications Inc., Cl. A†	888,562
15,000	Cogeco Inc.	984,332
174,000	Comcast Corp., Cl. A	6,695,520
199,000	DISH Network Corp., Cl. A†	10,791,770
50,000	EchoStar Corp., Cl. A†	2,861,500
9,507	Liberty Global plc LiLAC, Cl. A†	225,886
22,116	Liberty Global plc LiLAC, Cl. C†	515,303
153,000	Rogers Communications Inc., Cl. B	7,885,620
25,000	WideOpenWest Inc.†	377,000

		34,792,163

	Communications Equipment — 0.4%
330,000	Corning Inc.	9,873,600

	Computer Hardware — 0.6%
100,000	Apple Inc.	15,412,000

	Computer Software and Services — 1.6%
7,000	Alphabet Inc., Cl. A†	6,816,040
5,527	Alphabet Inc., Cl. C†	5,301,001
35,000	Blucora Inc.†	885,500
214	CommerceHub Inc., Cl. A†	4,830
427	CommerceHub Inc., Cl. C†	9,116
15,000	CyrusOne Inc.	883,950
37,000	Donnelley Financial Solutions Inc.†	797,720
3,437	DXC Technology Co.	295,170
35,000	eBay Inc.†	1,346,100
727,000	Hewlett Packard Enterprise Co.	10,694,170
50,000	Internap Corp.†	217,500
94,343	Micro Focus International plc, ADR†	3,009,542
155,000	Microsoft Corp.	11,545,950

		41,806,589

	Consumer Products — 3.3%
3,000	Altria Group Inc.	190,260
150,000	Avon Products Inc.†	349,500

See accompanying notes to schedule of investments.

The Gabelli Dividend & Income Trust

Schedule of Investments (Continued) — September 30, 2017 (Unaudited)

Shares		Market Value
	COMMON STOCKS (Continued)
	Consumer Products (Continued)
30,000	Church & Dwight Co. Inc.	$1,453,500
60,000	Coty Inc., Cl. A	991,800
355,000	Edgewell Personal Care Co.†	25,833,350
73,000	Energizer Holdings Inc.	3,361,650
100,000	Hanesbrands Inc.	2,464,000
15,000	Kimberly-Clark Corp.	1,765,200
29,000	Philip Morris International Inc.	3,219,290
7,000	Stanley Black & Decker Inc.	1,056,790
871,000	Swedish Match AB	30,552,211
144,000	The Procter & Gamble Co.	13,101,120

		84,338,671

	Consumer Services — 0.3%
51,000	Ashtead Group plc	1,229,434
853	Liberty Expedia Holdings Inc., Cl. A†	45,303
97,000	Liberty Interactive Corp. QVC Group, Cl. A†	2,286,290
25,279	Liberty Ventures, Cl. A†	1,454,806
44,000	ServiceMaster Global Holdings Inc.†	2,056,120

		7,071,953

	Diversified Industrial — 4.0%
92,000	Bouygues SA	4,365,678
4,000	Crane Co.	319,960
55,000	Eaton Corp. plc	4,223,450
796,000	General Electric Co.	19,247,280
152,131	Griffon Corp.	3,377,308
331,000	Honeywell International Inc.	46,915,940
56,000	ITT Inc.	2,479,120
10,000	Jardine Strategic Holdings Ltd.	432,000
20,000	Pentair plc	1,359,200
4,000	Sulzer AG	472,556
268,000	Textron Inc.	14,439,840
315,000	Toray Industries Inc.	3,055,521

		100,687,853

	Electronics — 1.9%
9,000	Agilent Technologies Inc.	577,800
13,000	Emerson Electric Co.	816,920
224,000	Intel Corp.	8,529,920
435,000	Sony Corp., ADR	16,242,900
70,000	TE Connectivity Ltd.	5,814,200
100,000	Texas Instruments Inc.	8,964,000
35,000	Thermo Fisher Scientific Inc.	6,622,000

		47,567,740

	Energy and Utilities: Electric — 0.3%
12,000	ALLETE Inc.	927,480
10,000	American Electric Power Co. Inc.	702,400
10,000	Edison International	771,700
17,000	El Paso Electric Co.	939,250
70,000	Electric Power Development Co. Ltd.	1,758,009
15,000	Great Plains Energy Inc.	454,500

Shares		Market Value
12,000	Pinnacle West Capital Corp.	$1,014,720
45,000	The AES Corp.	495,900
25,000	WEC Energy Group Inc.	1,569,500

		8,633,459

	Energy and Utilities: Integrated — 1.6%
24,000	Avangrid Inc.	1,138,080
26,000	Avista Corp.	1,346,020
4,000	Black Hills Corp.	275,480
26,000	Chubu Electric Power Co. Inc.	322,791
40,000	CONSOL Energy Inc.†	677,600
100,000	Edison SpA†(a)	59,272
20,000	Endesa SA	450,892
230,000	Enel SpA	1,385,002
95,208	Eversource Energy	5,754,372
34,000	Hawaiian Electric Industries Inc.	1,134,580
401,000	Hera SpA	1,260,678
10,000	Hokkaido Electric Power Co. Inc.†	71,362
24,000	Hokuriku Electric Power Co.	201,342
45,000	Iberdrola SA, ADR	1,395,450
127,000	Korea Electric Power Corp., ADR	2,128,520
44,000	Kyushu Electric Power Co. Inc.	467,274
29,000	MGE Energy Inc.	1,873,400
51,000	NextEra Energy Inc.	7,474,050
49,000	NiSource Inc.	1,253,910
57,500	OGE Energy Corp.	2,071,725
14,000	Ormat Technologies Inc.	854,700
30,000	Public Service Enterprise Group Inc.	1,387,500
58,000	Shikoku Electric Power Co. Inc.	681,928
50,000	The Chugoku Electric Power Co. Inc.	530,993
20,000	The Kansai Electric Power Co. Inc.	255,854
45,000	Tohoku Electric Power Co. Inc.	572,273
27,000	Vectren Corp.	1,775,790
75,000	Westar Energy Inc.	3,720,000

		40,520,838

	Energy and Utilities: Natural Gas — 1.4%
100,000	Kinder Morgan Inc.	1,918,000
322,000	National Fuel Gas Co.	18,228,420
36,666	National Grid plc	454,278
24,750	National Grid plc, ADR	1,552,074
14,000	ONEOK Inc.	775,740
81,000	Sempra Energy	9,244,530
30,000	South Jersey Industries Inc.	1,035,900
44,000	Southwest Gas Holdings Inc.	3,415,280

		36,624,222

	Energy and Utilities: Oil — 5.8%
123,000	Anadarko Petroleum Corp.	6,008,550
37,000	Apache Corp.	1,694,600
137,000	BP plc, ADR	5,264,910
10,121	California Resources Corp.†	105,866
35,000	Chesapeake Energy Corp.†	150,500

See accompanying notes to schedule of investments.

The Gabelli Dividend & Income Trust

Schedule of Investments (Continued) — September 30, 2017 (Unaudited)

Shares		Market Value
	COMMON STOCKS (Continued)
	Energy and Utilities: Oil (Continued)
163,000	Chevron Corp.	$19,152,500
238,700	ConocoPhillips	11,946,935
95,000	Devon Energy Corp.	3,487,450
130,000	Eni SpA, ADR	4,299,100
158,000	Exxon Mobil Corp.	12,952,840
43,500	Hess Corp.	2,039,715
210,000	Marathon Oil Corp.	2,847,600
260,000	Marathon Petroleum Corp.	14,580,800
75,000	Murphy Oil Corp.	1,992,000
200,000	Occidental Petroleum Corp.	12,842,000
200	PetroChina Co. Ltd., ADR	12,822
20,000	Petroleo Brasileiro SA, ADR†	200,800
128,000	Phillips 66	11,726,080
200,000	Repsol SA, ADR	3,686,000
230,000	Royal Dutch Shell plc, Cl. A, ADR	13,933,400
520,000	Statoil ASA, ADR	10,446,800
145,000	Total SA, ADR	7,760,400

		147,131,668

	Energy and Utilities: Services — 2.0%
52,000	ABB Ltd., ADR	1,287,000
191,000	Baker Hughes a GE Co.	6,994,420
45,000	Diamond Offshore Drilling Inc.†	652,500
395,000	Halliburton Co.	18,181,850
49,000	Oceaneering International Inc.	1,287,230
187,000	Schlumberger Ltd.	13,045,120
15,000	Seventy Seven Energy Inc.†(a)	0
2,015,000	Weatherford International plc†	9,228,700

		50,676,820

	Energy and Utilities: Water — 0.4%
12,000	American States Water Co.	591,000
35,000	American Water Works Co. Inc.	2,831,850
74,000	Aqua America Inc.	2,456,060
50,000	Mueller Water Products Inc., Cl. A	640,000
30,000	Severn Trent plc	873,544
31,000	SJW Group	1,754,600
8,000	The York Water Co.	271,200
6,000	United Utilities Group plc, ADR	138,840

		9,557,094

	Entertainment — 1.9%
8,981	Liberty Media Corp.- Liberty Braves, Cl. C†	226,950
24,000	Take-Two Interactive Software Inc.†	2,453,520
32,233	The Madison Square Garden Co, Cl. A†	6,901,085
185,000	Time Warner Inc.	18,953,250
183,000	Twenty-First Century Fox Inc., Cl. A	4,827,540
248,000	Twenty-First Century Fox Inc., Cl. B	6,395,920
10,700	Viacom Inc., Cl. A	392,690
170,000	Viacom Inc., Cl. B	4,732,800

Shares		Market Value
154,000	Vivendi SA	$3,898,688

		48,782,443

	Environmental Services — 1.8%
215,000	Republic Services Inc.	14,202,900
23,000	Veolia Environnement SA	531,438
146,869	Waste Connections Inc.	10,274,955
260,000	Waste Management Inc.	20,350,200

		45,359,493

	Equipment and Supplies — 1.9%
92,000	CIRCOR International Inc.	5,007,560
140,000	Flowserve Corp.	5,962,600
55,000	Graco Inc.	6,802,950
164,000	Mueller Industries Inc.	5,731,800
598,000	RPC Inc.	14,824,420
130,000	Sealed Air Corp.	5,553,600
46,000	Tenaris SA, ADR	1,302,260
94,000	The Timken Co.	4,563,700

		49,748,890

	Financial Services — 19.0%
8,000	Alleghany Corp.†	4,432,080
481,000	American Express Co.	43,511,260
562,000	American International Group Inc.	34,501,180
310,000	Bank of America Corp.	7,855,400
13,000	Berkshire Hathaway Inc., Cl. B†	2,383,160
45,000	Blackhawk Network Holdings Inc.†	1,971,000
20,000	BlackRock Inc.	8,941,800
110,000	Citigroup Inc.	8,001,400
40,000	Cohen & Steers Inc.	1,579,600
27,000	Cullen/Frost Bankers Inc.	2,562,840
3,000	EXOR NV	190,226
5,000	FCB Financial Holdings Inc., Cl. A†	241,500
284,526	Fifth Street Finance Corp.	1,556,357
95,000	FNF Group	4,508,700
30,000	FNFV Group†	514,500
285,000	H&R Block Inc.	7,546,800
50,000	HRG Group Inc.†	780,500
37,000	HSBC Holdings plc, ADR	1,828,170
60,000	Interactive Brokers Group Inc., Cl. A	2,702,400
200,000	Invesco Ltd.	7,008,000
575,000	JPMorgan Chase & Co.	54,918,250
136,000	KeyCorp.	2,559,520
30,000	Kinnevik AB, Cl. B	978,281
89,250	KKR & Co. LP	1,814,454
521,000	Legg Mason Inc.	20,480,510
42,000	M&T Bank Corp.	6,763,680
242,000	Morgan Stanley	11,657,140
72,000	National Australia Bank Ltd., ADR	892,800
190,000	Navient Corp.	2,853,800
170,000	New York Community Bancorp Inc.	2,191,300
113,000	Northern Trust Corp.	10,388,090

See accompanying notes to schedule of investments.

The Gabelli Dividend & Income Trust

Schedule of Investments (Continued) — September 30, 2017 (Unaudited)

Shares		Market Value
	COMMON STOCKS (Continued)
	Financial Services (Continued)
195,000	PayPal Holdings Inc.†	$12,485,850
65,000	Resona Holdings Inc.	333,881
205,000	SLM Corp.†	2,351,350
224,000	State Street Corp.	21,400,960
264,000	T. Rowe Price Group Inc.	23,931,600
899,000	The Bank of New York Mellon Corp.	47,664,980
2,000	The Goldman Sachs Group Inc.	474,380
160,000	The Hartford Financial Services Group Inc.	8,868,800
289,000	The PNC Financial Services Group Inc.	38,948,530
120,000	The Travelers Companies Inc.	14,702,400
114	Trisura Group Ltd.†	2,428
65,000	U.S. Bancorp	3,483,350
55,000	W. R. Berkley Corp.	3,670,700
550,000	Waddell & Reed Financial Inc., Cl. A	11,038,500
644,000	Wells Fargo & Co.	35,516,600
6,000	Willis Towers Watson plc	925,380

		483,914,387

	Food and Beverage — 13.7%
8,000	Ajinomoto Co. Inc.	156,125
10,000	Brown-Forman Corp., Cl. B	543,000
115,000	Campbell Soup Co.	5,384,300
1,000,000	China Mengniu Dairy Co. Ltd.	2,797,122
66,000	Chr. Hansen Holding A/S	5,660,512
415,000	Conagra Brands Inc.	14,002,100
30,000	Constellation Brands Inc., Cl. A	5,983,500
237,222	Danone SA	18,608,231
3,900,000	Davide Campari-Milano SpA	28,301,619
80,000	Diageo plc, ADR	10,570,400
165,000	Dr Pepper Snapple Group Inc.	14,597,550
70,954	Flowers Foods Inc.	1,334,645
436,000	General Mills Inc.	22,567,360
18,000	Heineken Holding NV	1,691,289
279,000	ITO EN Ltd.	9,409,509
120,000	Kellogg Co.	7,484,400
370,000	Kikkoman Corp.	11,377,027
340,000	Lamb Weston Holdings Inc.	15,942,600
115,000	Maple Leaf Foods Inc.	3,134,562
3,000	McCormick & Co. Inc., Cl. V	306,090
863,000	Mondelēz International Inc., Cl. A	35,089,580
30,000	Morinaga Milk Industry Co. Ltd.	1,146,412
2,000	National Beverage Corp.	248,100
38,000	Nestlé SA	3,182,527
35,000	Nestlé SA, ADR	2,940,350
160,000	Nissin Foods Holdings Co. Ltd.	9,725,839
1,753,000	Parmalat SpA	6,422,763
339,450	Parmalat SpA, GDR(b)(c)	1,244,016
204,000	PepsiCo Inc.	22,731,720
62,000	Pernod Ricard SA	8,577,119
40,000	Pinnacle Foods Inc.	2,286,800
20,000	Post Holdings Inc.†	1,765,400

Shares		Market Value
25,000	Remy Cointreau SA	$2,960,643
18,000	Suntory Beverage & Food Ltd.	801,422
251,000	The Kraft Heinz Co.	19,465,050
552,000	The Coca-Cola Co.	24,845,520
7,000	The J.M. Smucker Co.	734,510
10,000	TreeHouse Foods Inc.†	677,300
30,000	Unilever plc, ADR	1,738,800
5,000	United Natural Foods Inc.†	207,950
302,000	Yakult Honsha Co. Ltd.	21,766,008

		348,409,770

	Health Care — 8.4%
190,000	Abbott Laboratories	10,138,400
71,144	AdCare Health Systems Inc.†	64,741
11,000	Aetna Inc.	1,749,110
125,000	Akorn Inc.†	4,148,750
140,000	Alere Inc.†	7,138,600
92,000	Allergan plc	18,855,400
59,500	AmerisourceBergen Corp.	4,923,625
10,000	Anthem Inc.	1,898,800
52,849	Baxter International Inc.	3,316,275
10,000	Becton, Dickinson and Co.	1,959,500
725,000	BioScrip Inc.†	1,993,750
19,000	Bristol-Myers Squibb Co.	1,211,060
7,000	Chemed Corp.	1,414,350
20,000	Cigna Corp.	3,738,800
45,000	DaVita Inc.†	2,672,550
100,000	Eli Lilly & Co.	8,554,000
130,000	Envision Healthcare Corp.†	5,843,500
50,000	Evolent Health Inc., Cl. A†	890,000
40,000	Express Scripts Holding Co.†	2,532,800
40,000	Gerresheimer AG	3,096,088
70,000	Gilead Sciences Inc.	5,671,400
65,000	HCA Healthcare Inc.†	5,173,350
25,000	Henry Schein Inc.†	2,049,750
6,200	Incyte Corp.†	723,788
30,000	Integer Holdings Corp.†	1,534,500
122,000	Johnson & Johnson	15,861,220
200,000	Kindred Healthcare Inc.	1,360,000
27,000	Laboratory Corp. of America Holdings†	4,076,190
11,575	Ligand Pharmaceuticals Inc.†	1,575,936
85,000	Mallinckrodt plc†	3,176,450
25,000	McKesson Corp.	3,840,250
20,000	Medtronic plc	1,555,400
214,000	Merck & Co. Inc.	13,702,420
50,000	Mylan NV†	1,568,500
180,000	NeoGenomics Inc.†	2,003,400
45,000	Orthofix International NV†	2,126,250
112,500	Owens & Minor Inc.	3,285,000
111,000	Patterson Cos., Inc.	4,290,150
649,548	Pfizer Inc.	23,188,864
30,000	Shire plc, ADR	4,594,200

See accompanying notes to schedule of investments.

The Gabelli Dividend & Income Trust

Schedule of Investments (Continued) — September 30, 2017 (Unaudited)

Shares		Market Value
	COMMON STOCKS (Continued)
	Health Care (Continued)
15,000	Stryker Corp.	$2,130,300
40,000	Tenet Healthcare Corp.†	657,200
15,000	The Cooper Companies Inc.	3,556,650
25,000	UnitedHealth Group Inc.	4,896,250
43,000	Zimmer Biomet Holdings Inc.	5,034,870
162,159	Zoetis Inc.	10,339,258

		214,111,645

	Hotels and Gaming — 0.4%
19,000	Accor SA	943,937
100,000	Boyd Gaming Corp.	2,605,000
300,000	Ladbrokes Coral Group plc	490,841
52,000	Las Vegas Sands Corp.	3,336,320
400,000	Mandarin Oriental International Ltd.	872,000
35,000	Ryman Hospitality Properties Inc.	2,187,150
6,000	Wyndham Worldwide Corp.	632,460

		11,067,708

	Machinery — 1.7%
170,000	CNH Industrial NV, Borsa Italiana	2,041,366
1,005,000	CNH Industrial NV, New York	12,070,050
88,000	Deere & Co.	11,051,920
289,000	Xylem Inc.	18,100,070

		43,263,406

	Metals and Mining — 1.0%
65,000	Agnico Eagle Mines Ltd.	2,938,650
20,000	Alliance Holdings GP LP	556,200
200,000	Barrick Gold Corp.	3,218,000
8,000	BHP Billiton Ltd., ADR	324,240
36,000	Franco-Nevada Corp.	2,788,828
150,000	Freeport-McMoRan Inc.†	2,106,000
336,000	Newmont Mining Corp.	12,603,360
3,200	South32 Ltd., ADR	41,248
85,000	TimkenSteel Corp.†	1,402,500

		25,979,026

	Paper and Forest Products — 0.1%
64,000	International Paper Co.	3,636,480

	Publishing — 0.1%
600	Graham Holdings Co., Cl. B	351,060
107,000	News Corp., Cl. B	1,460,550

		1,811,610

	Real Estate — 0.5%
19,500	Brookfield Asset Management Inc., Cl. A	805,350
74,000	Crown Castle International Corp.	7,398,520
18,000	Forest City Realty Trust Inc., Cl. A	459,180
16,000	QTS Realty Trust Inc., Cl. A.	837,760
95,000	Uniti Group Inc.†	1,392,700

Shares		Market Value
33,000	Weyerhaeuser Co.	$1,122,990

		12,016,500

	Retail — 3.7%
105,000	AutoNation Inc.†	4,983,300
376,000	CVS Health Corp.	30,576,320
114,000	Hertz Global Holdings Inc.†	2,549,040
135,000	Ingles Markets Inc., Cl. A	3,469,500
90,000	Lowe’s Companies Inc.	7,194,600
118,000	Macy’s Inc.	2,574,760
6,000	MSC Industrial Direct Co. Inc., Cl. A	453,420
40,000	Murphy USA Inc.†	2,760,000
225,000	Rite Aid Corp.†	441,000
25,000	Rush Enterprises Inc., Cl. B†	1,090,500
275,000	Sally Beauty Holdings Inc.†	5,384,500
120,000	Seven & i Holdings Co. Ltd.	4,633,637
80,000	Starbucks Corp.	4,296,800
40,000	The Home Depot Inc.	6,542,400
15,000	The Kroger Co.	300,900
188,500	Walgreens Boots Alliance Inc.	14,555,970
20,000	Wal-Mart Stores Inc.	1,562,800

		93,369,447

	Specialty Chemicals — 2.2%
1,280	AdvanSix Inc.†	50,880
35,000	Air Products & Chemicals Inc.	5,292,700
58,000	Ashland Global Holdings Inc.	3,792,620
1,000	Axalta Coating Systems Ltd.†	28,920
335,530	DowDuPont Inc.	23,228,742
455,000	Ferro Corp.†	10,146,500
35,000	International Flavors & Fragrances Inc.	5,001,850
89,000	Olin Corp.	3,048,250
5,000	Praxair Inc.	698,700
9,000	The Chemours Co.	455,490
192,359	Valvoline Inc.	4,510,819

		56,255,471

	Telecommunications — 4.1%
226,000	AT&T Inc.	8,852,420
225,000	BCE Inc.	10,536,750
500,000	Deutsche Telekom AG, ADR	9,330,000
69,000	Harris Corp.	9,085,920
195,000	Hellenic Telecommunications Organization SA, ADR	1,181,700
74,000	Loral Space & Communications Inc.†	3,663,000
50,000	Orange SA, ADR	821,000
50,000	Pharol SGPS SA†	22,101
39,000	Proximus SA	1,343,866
50,084	Telefonica SA, ADR	540,406
295,000	Telekom Austria AG	2,675,954
23,000	Telenet Group Holding NV†	1,521,735
150,000	Telephone & Data Systems Inc.	4,183,500
110,000	Telstra Corp. Ltd., ADR	1,502,600

See accompanying notes to schedule of investments.

The Gabelli Dividend & Income Trust

Schedule of Investments (Continued) — September 30, 2017 (Unaudited)

Shares		Market Value
	COMMON STOCKS (Continued)
	Telecommunications (Continued)
135,000	TELUS Corp.	$4,855,950
40,000	T-Mobile US Inc.†.	2,466,400
44,000	VEON Ltd., ADR	183,920
710,086	Verizon Communications Inc.	35,142,156
201,545	Vodafone Group plc, ADR	5,735,971

		103,645,349

	Transportation — 0.7%
30,000	Daseke Inc.†	391,500
239,000	GATX Corp.	14,712,840
16,500	Kansas City Southern	1,793,220

		16,897,560

	Wireless Communications — 0.2%
130,000	United States Cellular Corp.†	4,602,000

	TOTAL COMMON STOCKS	2,475,018,586

	CLOSED-END FUNDS — 0.2%
55,000	Altaba Inc.†	3,643,200

	CONVERTIBLE PREFERRED STOCKS — 0.4%
	Energy and Utilities — 0.3%
128,000	El Paso Energy Capital Trust I, 4.750%	6,272,000

	Telecommunications — 0.1%
53,000	Cincinnati Bell Inc., 6.750%, Ser. B	2,670,670

	TOTAL CONVERTIBLE PREFERRED STOCKS	8,942,670

	PREFERRED STOCKS — 0.1%
	Health Care — 0.1%
45,722	AdCare Health Systems Inc., 10.875%, Ser. A	987,824
133,681	The Phoenix Companies Inc., 7.450%, 01/15/32	2,577,543

	TOTAL PREFERRED STOCKS	3,565,367

	RIGHTS — 0.0%
	Retail — 0.0%
400,000	Safeway Casa Ley, CVR, expire 01/30/19†	214,000
400,000	Safeway PDC, CVR, expire 01/30/18†	6,000

	TOTAL RIGHTS	220,000

Principal
Amount
	CONVERTIBLE CORPORATE BONDS — 0.1%
	Cable and Satellite — 0.1%
$1,700,000	DISH Network Corp., 3.375%, 08/15/26	1,910,375

Principal		Market
Amount		Value
	CORPORATE BONDS — 0.0%
	Equipment and Supplies — 0.0%
$820,000	Mueller Industries Inc., 6.000%, 03/01/27	$848,700

	U.S. GOVERNMENT OBLIGATIONS — 1.9%
49,324,000	U.S. Treasury Bills, 0.977% to 1.184%††, 10/12/17 to 03/29/18	49,204,972

	TOTAL INVESTMENTS — 100.0% (Cost $1,669,990,552)	$2,543,353,870

	Aggregate tax cost	$1,685,228,348

	Gross unrealized appreciation	$926,714,252
	Gross unrealized depreciation	(68,588,730)

	Net unrealized appreciation/depreciation	$858,125,522

(a)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(b)

At September 30, 2017, the Fund held a restricted and illiquid security amounting to $1,244,016 or 0.05% of total investments, which was valued under methods approved by the Board of Trustees as follows:

Acquisition Shares	Issuer	Acquisition Dates	Acquisition Cost	09/30/17 Carrying Value Per Share

339,450	Parmalat SpA, GDR	12/02/03-12/11/03	$981,615	$3.6648

(c)

Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2017, the market value of the Rule 144A security amounted to $1,244,016 or 0.05% of total investments.

†	Non-income producing security.
††	Represents annualized yield at date of purchase.
ADR	American Depositary Receipt
CVR	Contingent Value Right
GDR	Global Depositary Receipt

See accompanying notes to schedule of investments.

The Gabelli Dividend & Income Trust

Schedule of Investments (Continued) — September 30, 2017 (Unaudited)

Geographic Diversification	% of Total Investments	Market Value
Long Positions
North America	81.8%	$2,080,157,148
Europe	13.6	345,331,032
Japan	3.3	83,510,108
Latin America	1.1	29,453,352
Asia/Pacific	0.2	4,902,230

Total Investments	100.0%	$2,543,353,870

See accompanying notes to schedule of investments.

The Gabelli Dividend & Income Trust

Notes to Schedule of Investments (Unaudited)

As an investment company, the Fund follows the investment company accounting and reporting guidance, which is part of U.S. generally accepted accounting principles (“GAAP”) that may require the use of management estimates and assumptions in the preparation of its schedule of investments. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its schedule of investments.

Security Valuation. Portfolio securities listed or traded on a nationally recognized securities exchange or traded in the U.S. over-the-counter market for which market quotations are readily available are valued at the last quoted sale price or a market’s official closing price as of the close of business on the day the securities are being valued. If there were no sales that day, the security is valued at the average of the closing bid and asked prices or, if there were no asked prices quoted on that day, then the security is valued at the closing bid price on that day. If no bid or asked prices are quoted on such day, the security is valued at the most recently available price or, if the Board of Trustees (the “Board”) so determines, by such other method as the Board shall determine in good faith to reflect its fair market value. Portfolio securities traded on more than one national securities exchange or market are valued according to the broadest and most representative market, as determined by Gabelli Funds, LLC (the “Adviser”).

Portfolio securities primarily traded on a foreign market are generally valued at the preceding closing values of such securities on the relevant market, but may be fair valued pursuant to procedures established by the Board if market conditions change significantly after the close of the foreign market, but prior to the close of business on the day the securities are being valued. Debt obligations for which market quotations are readily available are valued at the average of the latest bid and asked prices. If there were no asked prices quoted on such day, the security is valued using the closing bid price, unless the Board determines such amount does not reflect the securities’ fair value, in which case these securities will be fair valued as determined by the Board. Certain securities are valued principally using dealer quotations. Futures contracts are valued at the closing settlement price of the exchange or board of trade on which the applicable contract is traded. OTC futures and options on futures for which market quotations are readily available will be valued by quotations received from a pricing service or, if no quotations are available from a pricing service, by quotations obtained from one or more dealers in the instrument in question by the Adviser.

Securities and assets for which market quotations are not readily available are fair valued as determined by the Board. Fair valuation methodologies and procedures may include, but are not limited to: analysis and review of available financial and non-financial information about the company; comparisons with the valuation and changes in valuation of similar securities, including a comparison of foreign securities with the equivalent U.S. dollar value American Depositary Receipt securities at the close of the U.S. exchange; and evaluation of any other information that could be indicative of the value of the security.

The inputs and valuation techniques used to measure fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:

●	Level 1 — quoted prices in active markets for identical securities;
●	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and
●	Level 3 — significant unobservable inputs (including the Board’s determinations as to the fair value of investments).

The Gabelli Dividend & Income Trust

Notes to Schedule of Investments (Unaudited) (Continued)

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in the aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of the Fund’s investments in securities by inputs used to value the Fund’s investments as of September 30, 2017 is as follows:

	Valuation Inputs
	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total Market Value at 9/30/17
INVESTMENTS IN SECURITIES:
ASSETS (Market Value):
Common Stocks:
Energy and Utilities: Integrated	$ 40,461,566	—	$59,272	$ 40,520,838
Energy and Utilities: Services	50,676,820	—	0	50,676,820
Food and Beverage	347,165,754	$ 1,244,016	—	348,409,770
Other Industries (a)	2,035,411,158	—	—	2,035,411,158

Total Common Stocks	2,473,715,298	1,244,016	59,272	2,475,018,586

Closed-End Funds	3,643,200	—	—	3,643,200
Convertible Preferred Stocks (a)	8,942,670	—	—	8,942,670
Preferred Stocks (a)	—	3,565,367	—	3,565,367
Rights (a)	—	220,000	—	220,000
Convertible Corporate Bonds (a)	—	1,910,375	—	1,910,375
Corporate Bonds (a)	—	848,700	—	848,700
U.S. Government Obligations	—	49,204,972	—	49,204,972

TOTAL INVESTMENTS IN SECURITIES – ASSETS	$2,486,301,168	$56,993,430	$59,272	$2,543,353,870

(a)	Please refer to the Schedule of Investments for the industry classifications of these portfolio holdings.

Additional Information to Evaluate Qualitative Information.

General. The Fund uses recognized industry pricing services – approved by the Board and unaffiliated with the Adviser – to value most of its securities, and uses broker quotes provided by market makers of securities not valued by these and other recognized pricing sources. Several different pricing feeds are received to value domestic equity securities, international equity securities, preferred equity securities, and fixed income securities. The data within these feeds are ultimately sourced from major stock exchanges and trading systems where these securities trade. The prices supplied by external sources are checked by obtaining quotations or actual transaction prices from market participants. If a price obtained from the pricing source is deemed unreliable, prices will be sought from another pricing service or from a broker/dealer that trades that security or similar securities.

Fair Valuation. Fair valued securities may be common or preferred equities, warrants, options, rights, or fixed income obligations. Where appropriate, Level 3 securities are those for which market quotations are not available, such as securities not traded for several days, or for which current bids are not available, or which are restricted as to transfer. When fair valuing a security, factors to consider include recent prices of comparable securities that are publicly traded, reliable prices of securities not publicly traded, the use of valuation models, current analyst reports, valuing the income or cash flow of the issuer, or cost if the preceding factors do not apply. A significant change in the unobservable inputs could result in a lower or higher value in Level 3 securities. The circumstances of Level 3 securities are frequently monitored to determine if fair valuation measures continue to apply.

The Gabelli Dividend & Income Trust

Notes to Schedule of Investments (Unaudited) (Continued)

The Adviser reports quarterly to the Board the results of the application of fair valuation policies and procedures. These include backtesting the prices realized in subsequent trades of these fair valued securities to fair values previously recognized.

Limitations on the Purchase and Sale of Futures Contracts, Certain Options, and Swaps. Subject to the guidelines of the Board, the Fund may engage in “commodity interest” transactions (generally, transactions in futures, certain options, certain currency transactions, and certain types of swaps) only for bona fide hedging or other permissible transactions in accordance with the rules and regulations of the Commodity Futures Trading Commission (“CFTC”). Pursuant to amendments by the CFTC to Rule 4.5 under the Commodity Exchange Act (“CEA”), the Adviser has filed a notice of exemption from registration as a “commodity pool operator” with respect to the Fund. The Fund and the Adviser are therefore not subject to registration or regulation as a commodity pool operator under the CEA. In addition, certain trading restrictions are now applicable to the Fund as of January 1, 2013. These trading restrictions permit the Fund to engage in commodity interest transactions that include (i) “bona fide hedging” transactions, as that term is defined and interpreted by the CFTC and its staff, without regard to the percentage of the Fund’s assets committed to margin and options premiums and (ii) non-bona fide hedging transactions, provided that the Fund does not enter into such non-bona fide hedging transactions if, immediately thereafter, either (a) the sum of the amount of initial margin deposits on the Fund’s existing futures positions or swaps positions and option or swaption premiums would exceed 5% of the market value of the Fund’s liquidating value, after taking into account unrealized profits and unrealized losses on any such transactions, or (b) the aggregate net notional value of the Fund’s commodity interest transactions would not exceed 100% of the market value of the Fund’s liquidating value, after taking into account unrealized profits and unrealized losses on any such transactions. Therefore, in order to claim the Rule 4.5 exemption, the Fund is limited in its ability to invest in commodity futures, options, and certain types of swaps (including securities futures, broad based stock index futures, and financial futures contracts). As a result, in the future, the Fund will be more limited in its ability to use these instruments than in the past, and these limitations may have a negative impact on the ability of the Adviser to manage the Fund, and on the Fund’s performance.

Securities Sold Short. The Fund may enter into short sale transactions. Short selling involves selling securities that may or may not be owned and, at times, borrowing the same securities for delivery to the purchaser, with an obligation to replace such borrowed securities at a later date. The proceeds received from short sales are recorded as liabilities and the Fund records an unrealized gain or loss to the extent of the difference between the proceeds received and the value of an open short position on the day of determination. The Fund records a realized gain or loss when the short position is closed out. By entering into a short sale, the Fund bears the market risk of an unfavorable change in the price of the security sold short. Dividends on short sales are recorded as an expense by the Fund on the ex-dividend date and interest expense is recorded on the accrual basis. The broker retains collateral for the value of the open positions, which is adjusted periodically as the value of the position fluctuates.

Investments in other Investment Companies. The Fund may invest, from time to time, in shares of other investment companies (or entities that would be considered investment companies but are excluded from the definition pursuant to certain exceptions under the 1940 Act) (the “Acquired Funds”) in accordance with the 1940 Act and related rules. Shareholders in the Fund would bear the pro rata portion of the periodic expenses

The Gabelli Dividend & Income Trust

Notes to Schedule of Investments (Unaudited) (Continued)

of the Acquired Funds in addition to the Fund’s expenses. At September 30, 2017, the Fund’s pro rata portion of the periodic expenses charged by the Acquired Funds was less than 1 basis point.

Foreign Currency Translations. The books and records of the Fund are maintained in U.S. dollars. Foreign currencies, investments, and other assets and liabilities are translated into U.S. dollars at current exchange rates. Purchases and sales of investment securities, income, and expenses are translated at the exchange rate prevailing on the respective dates of such transactions. Unrealized gains and losses that result from changes in foreign exchange rates and/or changes in market prices of securities have been included in unrealized appreciation/depreciation on investments and foreign currency translations. Net realized foreign currency gains and losses resulting from changes in exchange rates include foreign currency gains and losses between trade date and settlement date on investment securities transactions, foreign currency transactions, and the difference between the amounts of interest and dividends recorded on the books of the Fund and the amounts actually received. The portion of foreign currency gains and losses related to fluctuation in exchange rates between the initial purchase trade date and subsequent sale trade date is included in realized gain/(loss) on investments.

Foreign Securities. The Fund may directly purchase securities of foreign issuers. Investing in securities of foreign issuers involves special risks not typically associated with investing in securities of U.S. issuers. The risks include possible revaluation of currencies, the inability to repatriate funds, less complete financial information about companies, and possible future adverse political and economic developments. Moreover, securities of many foreign issuers and their markets may be less liquid and their prices more volatile than securities of comparable U.S. issuers.

Foreign Taxes. The Fund may be subject to foreign taxes on income, gains on investments, or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.

Restricted Securities. The Fund is not subject to an independent limitation on the amount it may invest in securities for which the markets are restricted. Restricted securities include securities whose disposition is subject to substantial legal or contractual restrictions. The sale of restricted securities often requires more time and results in higher brokerage charges or dealer discounts and other selling expenses than the sale of securities eligible for trading on national securities exchanges or in the over-the-counter markets. Restricted securities may sell at a price lower than similar securities that are not subject to restrictions on resale. Securities freely saleable among qualified institutional investors under special rules adopted by the SEC may be treated as liquid if they satisfy liquidity standards established by the Board. The continued liquidity of such securities is not as well assured as that of publicly traded securities, and accordingly the Board will monitor their liquidity. For the restricted security the Fund held as of September 30, 2017, refer to the Schedule of Investments.

Tax Information. The Fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended.

The Gabelli Dividend & Income Trust

Notes to Schedule of Investments (Unaudited) (Continued)

We have separated the portfolio managers’ commentary from the financial statements and investment portfolio due to corporate governance regulations stipulated by the Sarbanes-Oxley Act of 2002. We have done this to ensure that the content of the portfolio managers’ commentary is unrestricted. Both the commentary and the financial statements, including the portfolio of investments, will be available on our website at www.gabelli.com.

The Net Asset Value per share appears in the Publicly Traded Funds column, under the heading “General Equity Funds,” in Monday’s The Wall Street Journal. It is also listed in Barron’s Mutual Funds/Closed End Funds section under the heading “General Equity Funds.”

The Net Asset Value per share may be obtained each day by calling (914) 921-5070 or visiting www.gabelli.com.

The NASDAQ symbol for the Net Asset Value is “XGDVX.”

Notice is hereby given in accordance with Section 23(c) of the Investment Company Act of 1940, as amended, that the Fund may from time to time purchase its common shares in the open market when the Fund’s shares are trading at a discount of 7.5% or more from the net asset value of the shares. The Fund may also from time to time purchase its preferred shares in the open market when the preferred shares are trading at a discount to the liquidation value.

THE GABELLI DIVIDEND & INCOME TRUST

One Corporate Center

Rye, NY 10580-1422

Portfolio Management Team Biographies

Mario J. Gabelli, CFA, is Chairman, Chief Executive Officer, and Chief Investment Officer - Value Portfolios of GAMCO Investors, Inc. that he founded in 1977, and Chief Investment Officer - Value Portfolios of Gabelli Funds, LLC and GAMCO Asset Management Inc. He is also Executive Chairman of Associated Capital Group, Inc. Mr. Gabelli is a summa cum laude graduate of Fordham University and holds an MBA degree from Columbia Business School and Honorary Doctorates from Fordham University and Roger Williams University.

Christopher J. Marangi joined Gabelli in 2003 as a research analyst. Currently he is a Managing Director and Co-Chief Investment Officer for GAMCO Investors, Inc.’s Value team. In addition, he serves as a portfolio manager of Gabelli Funds, LLC and manages several funds within the Gabelli/GAMCO Fund Complex. Mr. Marangi graduated magna cum laude and Phi Beta Kappa with a BA in Political Economy from Williams College and holds an MBA degree with honors from Columbia Business School.

Kevin V. Dreyer joined Gabelli in 2005 as a research analyst covering companies within the consumer sector. Currently he is a Managing Director and Co-Chief Investment Officer for GAMCO Investors, Inc.’s Value team. In addition, he serves as a portfolio manager of Gabelli Funds, LLC and manages several funds within the Gabelli/GAMCO Fund Complex. Mr. Dreyer received a BSE from the University of Pennsylvania and an MBA degree from Columbia Business School.

Sarah M. Donnelly joined Gabelli in 1999 as a junior research analyst working with the consumer staples and media analysts. Currently she is a Portfolio Manager of Gabelli Funds, LLC, a Senior Vice President and the Food, Household and Personal Care products research analyst for Gabelli & Company. In 2013, she was named the Health & Wellness research platform leader. Ms. Donnelly received a B.S. in Business Administration with a concentration in Finance and minor in History from Fordham University.

Robert D. Leininger, CFA, joined GAMCO Investors, Inc. in 1993 as an equity analyst. Subsequently, he was a partner and portfolio manager at Rorer Asset Management before rejoining GAMCO in 2010 where he currently serves as a portfolio manager of Gabelli Funds, LLC. Mr. Leininger is a magna cum laude graduate of Amherst College with a degree in Economics and holds an MBA degree from the Wharton School at the University of Pennsylvania.

Jeffrey J. Jonas, CFA, joined Gabelli in 2003 as a research analyst focusing on companies across the healthcare industry. In 2006, he began serving as a portfolio manager of Gabelli Funds, LLC and manages several funds within the Gabelli/GAMCO Fund Complex. Mr. Jonas was a Presidential Scholar at Boston College, where he received a BS in Finance and Management Information Systems.

THE GABELLI DIVIDEND & INCOME TRUST

One Corporate Center

Rye, NY 10580-1422

t	800-GABELLI (800-422-3554)

f	914-921-5118

e	info@gabelli.com

   GABELLI.COM

TRUSTEES	OFFICERS

Mario J. Gabelli, CFA

Chairman and

Chief Executive Officer,

GAMCO Investors, Inc.

Executive Chairman,

Associated Capital Group, Inc.

Anthony J. Colavita

President,

Anthony J. Colavita, P.C.

James P. Conn

Former Managing Director &

Chief Investment Officer,

Financial Security Assurance

Holdings Ltd.

Frank J. Fahrenkopf, Jr.

Former President &

Chief Executive Officer,

American Gaming Association

Michael J. Melarkey

Of Counsel,

McDonald Carano Wilson LLP

Salvatore M. Salibello, CPA

Senior Partner,

Bright Side Consulting

Edward T. Tokar

Former Chief Executive Officer of Allied

Capital Management, LLC, &

Vice President of Honeywell

International, Inc.

Anthonie C. van Ekris

Chairman,

BALMAC International, Inc.

Salvatore J. Zizza

Chairman,

Zizza & Associates Corp.

Bruce N. Alpert

President

Andrea R. Mango

Secretary &

Vice President

Agnes Mullady

Vice President

John C. Ball

Treasurer

Richard J. Walz

Chief Compliance Officer

Carter W. Austin

Vice President & Ombudsman

Laurissa M. Martire

Vice President & Ombudsman

David I. Schachter

Vice President

INVESTMENT ADVISER

Gabelli Funds, LLC

One Corporate Center

Rye, New York 10580-1422

CUSTODIAN

State Street Bank and Trust

Company

COUNSEL

Skadden, Arps, Slate, Meagher &

Flom LLP

TRANSFER AGENT AND

REGISTRAR

Computershare Trust Company, N.A.

GDV Q3/2017

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)        The Gabelli Dividend & Income Trust

By (Signature and Title)* /s/ Bruce N. Alpert
Bruce N. Alpert, Principal Executive Officer

Date	11/28/2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Bruce N. Alpert
Bruce N. Alpert, Principal Executive Officer

Date	11/28/2017

By (Signature and Title)* /s/ John C. Ball
John C. Ball, Principal Financial Officer and Treasurer

Date	11/28/2017

*	Print the name and title of each signing officer under his or her signature.